Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 2,588,207	$ 2,744,457	$ 2,857,587	$ 3,452,917
Accounts receivable - related party	523,141	520,786	433,338
Amount due from a related party	2,227	2,217	2,210
Prepayments and deposits	304,993	269,193	498,335	510,069
Amount due from a director	656,495
Total Current Assets	4,075,063	3,536,653	3,791,470	3,962,986
OTHER ASSETS
Investment in marketable securities	48,202	66,484	134,166	501,000
Investment in non-marketable securities	1,500	732,137	726,119
Investment in investee company				734,195
Total other assets	49,702	798,621	860,285	1,235,195
TOTAL ASSETS	4,124,765	4,335,274	4,651,755	5,198,181
CURRENT LIABILITIES
Accounts payable		2,790
Accounts payable - related party			35,145
Customer deposits				217,743
Income tax payable				12,299
Other payables and accrued liabilities	97,459	77,246	32,319	7,884
Amount due to a director		3,952	3,938	3,921
Total Current Liabilities	97,459	83,988	71,402	241,847
TOTAL LIABILITIES	97,459	83,988	71,402	241,847
STOCKHOLDERS' EQUITY
Preferred stock, $0.0001 par value; 200,000,000 shares authorized; None issued and outstanding
Common Stock, par value $0.0001; 1,000,000,000 shares authorized, 376,275,500 issued and outstanding as of December 31, 2019, June 30, 2019, December 31, 2018, June 30, 2019 and December 31, 2018	37,628	37,628	37,628	37,628
Additional paid in capital	5,293,082	5,293,082	5,293,082	5,293,082
Accumulated deficit	(1,320,959)	(1,089,209)	(750,278)	(373,082)
Accumulated other comprehensive income	17,555	9,785	(79)	(1,294)
TOTAL STOCKHOLDERS' EQUITY	4,027,306	4,251,286	4,580,353	4,956,334
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 4,124,765	$ 4,335,274	$ 4,651,755	$ 5,198,181